Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property plant and equipment
Balance at December 31, 2024	$ 168,040	$ 136,285
Additions	15,030	15,934
Balance at June 30, 2025	185,694	163,627
Intangible assets
Opening Balance	2,523
Closing Balance	2,732
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,815	3,693
Capitalised development expenditure [member]
Intangible assets
Opening Balance	1,664	1,609
Translation adjustment	104	208
Losses on exploration expenditures written off		(164)
Closing Balance	1,775	1,653
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at December 31, 2024	2,427	1,475
Additions	490	501
Write-offs	(16)	(4)
Transfers		(84)
Translation adjustment	139	196
Losses on exploration expenditures written off		(44)
Balance at June 30, 2025	3,040	2,040
Capitalised development expenditure [member]
Intangible assets
Additions	$ 7